Matthews Japan FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.6%
	Shares	Value
Industrials: 20.9%
Industrial Conglomerates: 6.4%
Hitachi, Ltd.	1,083,500	$25,439,935
Hikari Tsushin, Inc.	53,600	13,833,856
		39,273,791
Trading Companies & Distributors: 5.5%
ITOCHU Corp.	409,100	18,991,630
Marubeni Corp.	896,700	14,384,695
		33,376,325
Machinery: 3.2%
Mitsubishi Heavy Industries, Ltd.	594,500	10,209,703
Miura Co., Ltd.	479,900	9,548,673
		19,758,376
Professional Services: 2.3%
Recruit Holdings Co., Ltd.	270,500	14,014,949
Construction & Engineering: 1.8%
Kajima Corp.	530,700	10,855,693
Commercial Services & Supplies: 1.7%
TOPPAN Holdings, Inc.	371,500	10,155,798
Total Industrials		127,434,932

Consumer Discretionary: 19.2%
Household Durables: 6.5%
Sony Group Corp.	1,580,400	39,988,871
Automobiles: 3.0%
Toyota Motor Corp.	1,034,600	18,288,937
Automobile Components: 2.6%
Yokohama Rubber Co., Ltd.	373,700	8,616,946
Sumitomo Electric Industries, Ltd.	435,800	7,273,467
		15,890,413
Textiles, Apparel & Luxury Goods: 2.6%
Asics Corp.	743,200	15,761,469
Broadline Retail: 2.4%
Isetan Mitsukoshi Holdings, Ltd.	575,300	8,342,969
Ryohin Keikaku Co., Ltd.	224,600	6,135,734
		14,478,703
Specialty Retail: 2.1%
Fast Retailing Co., Ltd.	42,700	12,711,423
Total Consumer Discretionary		117,119,816

Financials: 17.4%
Banks: 10.4%
Mitsubishi UFJ Financial Group, Inc.	2,076,700	28,313,351
Sumitomo Mitsui Financial Group, Inc.	1,041,100	26,771,481
Rakuten Bank, Ltd.[b]	189,300	8,231,598
		63,316,430
Insurance: 3.6%
Tokio Marine Holdings, Inc.	560,800	21,816,709

	Shares	Value
Financial Services: 2.9%
ORIX Corp.	828,000	$17,287,735
Consumer Finance: 0.5%
Credit Saison Co., Ltd.	133,200	3,165,940
Total Financials		105,586,814

Information Technology: 14.2%
IT Services: 6.0%
NEC Corp.	994,000	21,172,920
NTT Data Group Corp.	481,600	8,724,212
SCSK Corp.	227,900	5,635,442
Digital Garage, Inc.	22,100	683,384
		36,215,958
Electronic Equipment, Instruments & Components: 4.1%
Keyence Corp.	30,700	12,071,552
Japan Aviation Electronics Industry, Ltd.	478,600	8,387,991
Maruwa Co., Ltd.	22,800	4,717,177
		25,176,720
Semiconductors & Semiconductor Equipment: 3.7%
Tokyo Electron, Ltd.	103,100	14,138,371
Renesas Electronics Corp.	620,400	8,321,208
		22,459,579
Software: 0.4%
Digital Arts, Inc.	55,900	2,512,147
Total Information Technology		86,364,404

Health Care: 7.9%
Pharmaceuticals: 4.3%
Daiichi Sankyo Co., Ltd.	468,000	11,144,897
Sawai Group Holdings Co., Ltd.	652,100	8,682,167
Chugai Pharmaceutical Co., Ltd.	134,900	6,179,980
		26,007,044
Health Care Equipment & Supplies: 3.6%
Terumo Corp.	695,100	13,079,028
Sysmex Corp.	462,800	8,834,857
		21,913,885
Total Health Care		47,920,929

Consumer Staples: 6.7%
Food Products: 4.7%
Ajinomoto Co., Inc.	1,006,000	19,916,500
Fuji Oil Co., Ltd.	426,600	8,739,917
		28,656,417
Beverages: 1.3%
Asahi Group Holdings, Ltd.	622,500	7,953,414
Consumer Staples Distribution & Retail: 0.7%
Seven & i Holdings Co., Ltd.	306,700	4,441,295
Total Consumer Staples		41,051,126

Materials: 5.1%
Chemicals: 5.1%
Shin-Etsu Chemical Co., Ltd.	628,500	17,934,354
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Matthews Japan FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Nippon Paint Holdings Co., Ltd.	1,733,600	$13,018,566
Total Materials		30,952,920

Communication Services: 3.2%
Entertainment: 3.2%
Capcom Co., Ltd.	401,000	9,897,305
Nintendo Co., Ltd.	136,600	9,285,754
Total Communication Services		19,183,059

Real Estate: 3.0%
Real Estate Management & Development: 3.0%
Mitsui Fudosan Co., Ltd.	2,030,300	18,181,490
Total Real Estate		18,181,490

Total Investments: 97.6%		593,795,490
(Cost $518,371,682)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.4%		14,865,135
Net Assets: 100.0%		$608,660,625

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2  MATTHEWS ASIA FUNDS